Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2009	$ 62,479	$ 67	$ 54,243	$ 8,112	$ (23)	$ 80
Beginning balance (in shares) at Dec. 31, 2009		6,629,976
Net income	13,116			13,116
Other comprehensive income (loss), net of tax	786
Unrealized gain on securities available for sale	786					786
Stock warrants issued	0
Restricted stock granted (shares)		11,680
Stock issued for acquisition of bank, shares		192,688
Stock issued for acquisition of bank	3,311	2	3,309
Stock awards amortized	597		597
Treasury stock purchased (shares)		(96)
Treasury stock purchased	(1)				(1)
Dividends	(4,244)			(4,244)
Ending balance at Dec. 31, 2010	76,044	69	58,149	16,984	(24)	866
Ending balance (in shares) at Dec. 31, 2010		6,834,344
Net income	13,700			13,700
Other comprehensive income (loss), net of tax	1,296
Unrealized gain on securities available for sale	1,296					1,296
Stock warrants issued	475		475
Restricted stock granted (shares)		17,965
Stock awards amortized	572		572
Dividends paid	(6,090)			(6,090)
Ending balance at Dec. 31, 2011	85,997	69	59,196	24,594	(24)	2,162
Ending balance (in shares) at Dec. 31, 2011		6,852,309
Net income	11,288			11,288
Other comprehensive income (loss), net of tax	688					688
Stock issued (in shares)		1,238,156
Stock issued	25,150	12	25,138
Restricted stock vested	0
Stock awards amortized	446		446
Treasury stock purchased	(208)				(208)
Dividends	(5,629)			(5,629)
Ending balance at Sep. 30, 2012	117,732	81	84,780	30,253	(232)	2,850
Ending balance (in shares) at Sep. 30, 2012		8,090,465
Beginning balance at Dec. 31, 2011	85,997	69	59,196	24,594	(24)	2,162
Beginning balance (in shares) at Dec. 31, 2011		6,852,309
Net income	17,377			17,377
Other comprehensive income (loss), net of tax	416
Unrealized gain on securities available for sale	416					416
Stock warrants issued	0
Stock issued (in shares)		1,243,824
Stock issued	25,265	12	25,253
Stock issued for acquisition of bank, shares		182,221
Stock issued for acquisition of bank	3,701	2	3,699
Stock awards amortized	643		643
Treasury stock purchased (shares)		(6,631)
Treasury stock purchased	(208)				(208)
Dividends paid	(8,681)			(8,681)
Ending balance at Dec. 31, 2012	124,510	83	88,791	33,290	(232)	2,578
Ending balance (in shares) at Dec. 31, 2012		8,278,354
Net income	15,521			15,521
Other comprehensive income (loss), net of tax	(3,136)					(3,136)
Treasury stock retired (shares)		(8,647)
Treasury stock retired			(232)		232
Stock issued (in shares)		3,680,000
Stock issued	86,637	37	86,600
Reclassification adjustment for change in taxable status			33,624	(33,624)
Restricted stock granted (shares)		127,220
Restricted stock granted		1	(1)
Restricted stock vested	9		9
Stock awards amortized	1,049		1,049
Dividends	(6,079)			(6,079)
Ending balance at Sep. 30, 2013	$ 218,511	$ 121	$ 209,840	$ 9,108		$ (558)
Ending balance (in shares) at Sep. 30, 2013		12,076,927